Retirement Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retirement Plan [Abstract]
Defined Contribution Plan, Cost Recognized	$ 60	$ 57	$ 63
Defined Contribution Plan, Employer Matching Contribution, Percent	4.00%